Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

		Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2015	Purchases	Maturities	Earnings[1]	2015

Derivatives embedded in assets on deposit	$45,503	$73,631	$(682)	$3,591	$122,043
Total assets	$45,503	$73,631	$(682)	$3,591	$122,043

Derivatives embedded in annuity contracts	$45,503	$73,631	$(682)	$3,591	$122,043
Total liabilities	$45,503	$73,631	$(682)	$3,591	$122,043

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2014.

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2014	Purchases	Maturities	Earnings[1]	2014

Derivatives embedded in assets on deposit	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503
Total assets	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503

Derivatives embedded in annuity contracts	$ 8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503
Total liabilities	$8,652	$ 27,522	$ (252)	$ 9,581	$ 45,503

[1] Included in net income is realized gains and losses associated with embedded derivatives.